Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (1,093,241)	$ 1,587,375	$ 1,834,353
Adjustments to reconcile net income to cash and restricted cash provided by (used in) operating activities:
Depreciation and amortization	62,971	53,520	57,022
Gain on disposal of plant and equipment			(10,747)
Deferred income tax expense	74,243	592,701	611,362
Impairment loss recognised in respect of receivables	54,896
Changes in operating assets and liabilities:
Accounts receivable	763,240	(918,303)	(238,609)
Prepaid expenses and other current assets	(132,021)	90,290	(12,598)
Accounts payable			2,113
Contract liabilities	(154,106)	(1,056,406)	(3,618,822)
Accrued expenses and other current liabilities	41,354	116,033	668
Net cash provided by (used in) used in operating activities	(382,664)	465,210	(1,375,258)
Cash flows from investing activities
Additions to plant and equipment	(19,977)
Investment in loans receivable	(5,500,000)
Proceeds from disposal of plant and equipment			10,747
Net cash provided by(used in) investing activities	(5,519,977)		10,747
Cash flows from financing activities
Deferred initial public offering costs	765,885	(765,885)
Proceeds from IPO	16,912,053
Proceeds from (Repayment to) related party loans	(1,276,641)	180,026	1,443,234
Net cash provided by (used in) financing activities	16,401,297	(585,859)	1,443,234
Reconciliation of cash and restricted cash, beginning of year
Cash	117,434	227,387	142,715
Restricted cash	22,948	23,644	22,653
Cash and restricted cash, beginning of year	140,382	251,031	165,368
Reconciliation of cash and restricted cash, end of year
Cash	10,753,118	117,434	227,387
Restricted cash	30,269	22,948	23,644
Cash and restricted cash, end of year	10,783,387	140,382	251,031
Effect of exchange rate changes on cash and restricted cash	144,349	10,000	6,940
Net increase (decrease) in cash and restricted cash	10,643,005	(110,649)	85,663
Cash and restricted cash, beginning of year	140,382	251,031	165,368
Cash and restricted cash, end of year	10,783,387	140,382	251,031
Supplemental disclosure of cash flow information
Amount converted from shareholder loans to capital			$ 1,148,106